ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	2018	2017

Accounts receivable before allowance for doubtful accounts	$9,472	$7,832
Allowance for doubtful accounts	(154)	(91)
Accounts receivable	$9,318	$7,741